Revenue by Category (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		$ 12,784	$ 7,653	$ 8,140
Revenue Not from Contract with Customer	[1]	2,644	66	61
Revenue Not from Contract with Customer, Other	[2]	(4,801)
Total revenues		10,627	7,719	8,201
Regulated Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		2,955	2,846	2,780
NonRegulated Service Monetary Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		2,706	2,756	2,884
NonRegulated Service Commodity Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		238	129	203
Total revenues		238	129	203
Other Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		264	253	210
Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		6,163	5,984	6,077
Total revenues		6,001	5,924	5,933
Product [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		6,621	1,669	2,063
Total revenues		4,536	1,671	2,063
Transco [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		2,645	2,494	2,453
Revenue Not from Contract with Customer	[1]	10	10	1
Revenue Not from Contract with Customer, Other	[2]	0
Total revenues		2,655	2,504	2,454
Transco [Member] | Regulated Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		2,547	2,404	2,336
Transco [Member] | NonRegulated Service Monetary Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0	0	0
Transco [Member] | NonRegulated Service Commodity Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0	0	0
Transco [Member] | Other Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		10	10	11
Transco [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		2,557	2,414	2,347
Transco [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		88	80	106
Northwest Pipeline [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		441	449	450
Revenue Not from Contract with Customer	[1]	3	0	0
Revenue Not from Contract with Customer, Other	[2]	0
Total revenues		444	449	450
Northwest Pipeline [Member] | Regulated Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		441	449	450
Northwest Pipeline [Member] | NonRegulated Service Monetary Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0	0	0
Northwest Pipeline [Member] | NonRegulated Service Commodity Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0	0	0
Northwest Pipeline [Member] | Other Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0	0	0
Northwest Pipeline [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		441	449	450
Northwest Pipeline [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0	0	0
Transmission And Gulf Of Mexico Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		687	510	731
Revenue Not from Contract with Customer	[1]	8	9	8
Revenue Not from Contract with Customer, Other	[2]	0
Total revenues		695	519	739
Transmission And Gulf Of Mexico Midstream [Member] | Regulated Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0	0	0
Transmission And Gulf Of Mexico Midstream [Member] | NonRegulated Service Monetary Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		344	348	479
Transmission And Gulf Of Mexico Midstream [Member] | NonRegulated Service Commodity Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		52	21	41
Transmission And Gulf Of Mexico Midstream [Member] | Other Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		22	27	26
Transmission And Gulf Of Mexico Midstream [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		418	396	546
Transmission And Gulf Of Mexico Midstream [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		269	114	185
Northeast Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		1,609	1,507	1,480
Revenue Not from Contract with Customer	[1]	25	22	20
Revenue Not from Contract with Customer, Other	[2]	0
Total revenues		1,634	1,529	1,500
Northeast Midstream [Member] | Regulated Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0	0	0
Northeast Midstream [Member] | NonRegulated Service Monetary Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		1,308	1,279	1,171
Northeast Midstream [Member] | NonRegulated Service Commodity Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		7	7	12
Northeast Midstream [Member] | Other Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		195	164	147
Northeast Midstream [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		1,510	1,450	1,330
Northeast Midstream [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		99	57	150
West Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		2,058	1,514	1,745
Revenue Not from Contract with Customer	[1]	(32)	9	13
Revenue Not from Contract with Customer, Other	[2]	0
Total revenues		2,026	1,523	1,758
West Midstream [Member] | Regulated Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0	0	0
West Midstream [Member] | NonRegulated Service Monetary Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		1,184	1,226	1,334
West Midstream [Member] | NonRegulated Service Commodity Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		179	101	150
West Midstream [Member] | Other Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		52	35	42
West Midstream [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		1,415	1,362	1,526
West Midstream [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		643	152	219
Gas & NGL Marketing Services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		6,407	1,634	1,843
Revenue Not from Contract with Customer	[1]	2,632	(3)	2
Revenue Not from Contract with Customer, Other	[2]	(4,828)
Total revenues		4,211	1,631	1,845
Gas & NGL Marketing Services | Regulated Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0	0	0
Gas & NGL Marketing Services | NonRegulated Service Monetary Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0	0	0
Gas & NGL Marketing Services | NonRegulated Service Commodity Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0	0	0
Gas & NGL Marketing Services | Other Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		3	32	3
Gas & NGL Marketing Services | Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		3	32	3
Gas & NGL Marketing Services | Product [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		6,404	1,602	1,840
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		334	1	0
Revenue Not from Contract with Customer	[1]	11	33	30
Revenue Not from Contract with Customer, Other	[2]	0
Total revenues		345	34	30
Other [Member] | Regulated Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0	0	0
Other [Member] | NonRegulated Service Monetary Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0	0	0
Other [Member] | NonRegulated Service Commodity Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0	0	0
Other [Member] | Other Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		1	1	0
Other [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		1	1	0
Other [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		333	0	0
Intersegment Eliminations [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		(1,397)	(456)	(562)
Revenue Not from Contract with Customer	[1]	(13)	(14)	(13)
Revenue Not from Contract with Customer, Other	[2]	27
Total revenues		(1,383)	(470)	(575)
Intersegment Eliminations [Member] | Regulated Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		(33)	(7)	(6)
Intersegment Eliminations [Member] | NonRegulated Service Monetary Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		(130)	(97)	(100)
Intersegment Eliminations [Member] | NonRegulated Service Commodity Consideration [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		0	0	0
Intersegment Eliminations [Member] | Other Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		(19)	(16)	(19)
Intersegment Eliminations [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		(182)	(120)	(125)
Intersegment Eliminations [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		$ (1,215)	$ (336)	$ (437)

[1]	Revenues not derived from contracts with customers consist of leasing revenues associated with our headquarters building and management fees that we receive for certain services we provide to operated equity-method investments, which are reported in Service revenues in the Consolidated Statement of Income, and realized and unrealized gains and losses associated with our derivative contracts, which are reported in Net gain (loss) on commodity derivatives in the Consolidated Statement of Income.
[2]	Other adjustments reflect costs of risk management activities related to operations acquired in the Sequent Acquisition. As we are acting as agent for natural gas marketing customers, revenues are presented net of the related costs of those activities in the Consolidated Statement of Income. In addition, the related derivatives qualify as held for trading purposes, which requires net presentation.